MONTEAGLE FUNDS

Supplement dated February 3, 2021

to the Statement of Additional Information dated December 18, 2020

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This Supplement to the Statement of Additional Information for the Monteagle Select Value Fund, The Texas Fund, Monteagle Opportunity Equity Fund and Smart Diversification Fund, each a series of the Monteagle Funds (the “Trust”), updates the Statement of Additional Information for the Trust dated December 18, 2020 to amend certain information as described below.

1.

Section entitled “INVESTMENT LIMITATIONS”

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Funds may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Funds may rely.

For purposes of all investment policies of The Texas Fund, except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of The Texas Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a non-fundamental policy of a Fund without shareholder approval.

As to the Monteagle Select Value Fund and The Texas Fund:

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are fundamental policies of each Fund.

Issuance of Senior Securities

No Fund may issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent a Fund may borrow money subject to its investment limitation on borrowing.

Underwriting Activities

No Fund may act as an underwriter of securities of other issuers, except to the extent that,

in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

Concentration

No Fund may purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund’s investments in such industry would comprise 25% or more of the value of its total assets.

Purchases and Sales of Real Estate

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

Purchases and Sales of Commodities

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

Making Loans

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

Diversification

Each Fund is “diversified” as that term is defined in the 1940 Act. This means that each Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation).

Borrowing

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

Short Sales

No Fund may make short sales of securities (except short sales against the box).

Sector Concentration

The Funds are not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Funds’ policy is, except for The Texas Fund, if the 25% threshold is exceeded due to market appreciation, the portfolio managers shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%. The portfolio managers of The Texas Fund are not obligated and do not intend to commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%.  The applicable Fund will provide Shareholders with at least 60 days’ notice of any change to this limitation.

Purchases on Margin

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options.

Pledging

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The Fund will maintain asset coverage of 300% of all borrowing.  The deposit in escrow of securities in connection with the writing of put and call options and collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

Oil, Gas or Mineral

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs. This non-fundamental limitation shall not prevent the Funds from investing in the stock of companies who operate in the oil, gas or mineral industry.

As to the Monteagle Opportunity Equity Fund:

FUNDAMENTAL RESTRICTIONS

The Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.

The Fund may not:

1.

As to 75% of its total assets, purchase securities of any one issuer, other than those issued or guaranteed by the United States government, if immediately after such purchase more than 5% of the Fund’s total assets would be invested in securities of such issuer or the Fund would own 10% or more of the outstanding voting securities of such issuer.

2.

Invest 25% or more of its total assets in the securities of issuers in any particular Standard& Poor’s 500 industry sector.

3.

Issue senior securities, except as permitted under the Investment Company Act.

4.

Make investments for the purpose of exercising control or management.

5.

Purchase or sell real estate or interests in real estate, including real estate limited partnerships; PROVIDED, HOWEVER, that the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

6.

Purchase or sell commodities or commodity contracts, including future contracts, provided however that the Fund may enter into foreign currency exchange contracts as described above under “Investments in Foreign Securities.”

7.

Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

8.

Make loans to other persons; provided, however, that, for purposes of this restriction, the term “loan” does not include the purchase of an issue of publicly distributed bonds or debentures, government obligations, certificates of deposit, bankers’ acceptances or repurchase agreements.

9.

Borrow amounts in excess of 5% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.

10.

Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in nine (9) above, and then such mortgaging, pledging or hypothecating may not exceed 5% of the Fund’s total assets, taken at market value.

11.

Invest more than 10% of the Fund’s total assets in securities for which there are legal or contractual restrictions on resale, securities which are not readily marketable, securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange, or other illiquid securities.

12.

Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

13.

Write, purchase or sell puts, calls or combinations thereof.

14.

Purchase or sell interests in oil, gas or other mineral exploration or development programs or leases; PROVIDED, HOWEVER, that the Fund may purchase or sell securities of entities which invest in such programs.

As to the Smart Diversification Fund:

FUNDAMENTAL RESTRICTIONS

The Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

Issuance of Senior Securities

The Fund may not issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent a Fund may borrow money subject to its investment limitation on borrowing.

Underwriting Activities

Fund may not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

Concentration

The Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

With respect to the Fund’s fundamental policy regarding industry concentration, the Fund will determine compliance with its policy on concentration within any one industry without regard to holdings of investment companies, including, but not limited to ETFs in which the Fund invests, except for:

1.

Investment companies with an announced policy regarding industry concentration, resulting either from requirements under Rule 35d-1 under the 1940 Act or a stated industry concentration policy, or

2.

Investment companies that are affiliates of the Fund.

Purchases and Sales of Real Estate

The Fund may not purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

Purchases and Sales of Commodities

The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

Making Loans

The Fund may not make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

Diversification

The Fund is "diversified" as that term is defined in the 1940 Act. This means that The Fund  may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation).

Borrowing

The Fund may not borrow amounts in excess of 5% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.

NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

Short Sales

The Fund may not make short sales of securities (except short sales against the box). The Monteagle Informed Investor Growth Fund assets may be invested in broad market index exchange traded funds ("ETFs") -- including ETFs that are leveraged or inversely related to the market. These investments do not constitute a deviation from this non-fundamental policy.

Purchases on Margin

The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options.

Pledging

The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The Fund will maintain asset coverage of 300% of all borrowing.  The deposit in escrow of securities in connection with the writing of put and call options and collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

Oil, Gas or Mineral

The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs. This non-fundamental limitation shall not prevent the Funds from investing in the stock of companies who operate in the oil, gas or mineral industry.

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Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Trust’s Prospectus, each as supplemented from time to time.  These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Mutual Shareholder Services at (888) 263-5593.

Investors should retain this supplement for future reference.